Investments - Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate (Detail) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of investments in financial assets and real estate [line items]
Total investments	€ 280,911	€ 266,382
Financial Assets Excluding Derivatives Category [Member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	51,364	50,354
Financial assets measured at FVOCI – no recycling	39	10
Financial assets measured at amortized cost	10,425	10,227
Financial assets measured at FVPL – designated	211,433	195,916
Financial assets measured at FVPL – mandatory	7,160	9,386
Total	280,421	265,894
Investments in real estate	491	488
Total investments	280,911	266,382
Financial Assets Excluding Derivatives Category [Member] | Insurance Contracts With Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVPL – designated	114,101	107,714
Total	114,101	107,714
Investments in real estate	227	227
Total investments	114,328	107,941
Financial Assets Excluding Derivatives Category [Member] | Insurance Contracts Without Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	44,758	44,404
Financial assets measured at FVOCI – no recycling	38	9
Financial assets measured at amortized cost	8,001	7,941
Financial assets measured at FVPL – designated	2,167	2,078
Financial assets measured at FVPL – mandatory	6,414	8,889
Total	61,378	63,321
Investments in real estate	56	55
Total investments	61,434	63,376
Financial Assets Excluding Derivatives Category [Member] | Investment Contracts With Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVPL – designated	50,719	47,759
Total	50,719	47,759
Investments in real estate	144	152
Total investments	50,864	47,911
Financial Assets Excluding Derivatives Category [Member] | Investment Contracts Without Direct Participating Features [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	6,558	5,854
Financial assets measured at amortized cost	2,340	2,216
Financial assets measured at FVPL – designated	19	19
Financial assets measured at FVPL – mandatory	632	386
Total	9,550	8,474
Total investments	9,550	8,474
Financial Assets Excluding Derivatives Category [Member] | Non Insurance Related Investment [member]
Disclosure of investments in financial assets and real estate [line items]
Financial assets measured at FVOCI – with recycling	48	97
Financial assets measured at FVOCI – no recycling	1	1
Financial assets measured at amortized cost	85	70
Financial assets measured at FVPL – designated	44,427	38,347
Financial assets measured at FVPL – mandatory	114	111
Total	44,673	38,626
Investments in real estate	63	54
Total investments	€ 44,736	€ 38,680